Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	Anpulo Food, Inc.
Entity Central Index Key	0001500366
Amendment Flag	true
Amendment Description
The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the securities act or until the registration statement shall become effective on such date as the commission, acting pursuant to such section 8(a), may determine.

Document Type	S-1
Document Period End Date	Dec. 31, 2013
Entity Filer Category	Smaller Reporting Company